Restructuring (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013 Position	Apr. 30, 2012	Apr. 30, 2011
Restructuring (Textual) [Abstract]
Percent of estimated position reductions incurred-to-date due to restructuring plan		80.00%
Total expected restructuring charge	$ 245.0	$ 260.0
Restructuring costs incurred announcement-to-date		227.6
Reduction in positions due to restructuring		850
Total restructuring charges		38.8	81.1	102.0
Cost of products sold restructuring		$ 10.0	$ 38.6	$ 54.1